Capital adequacy - Leverage ratio (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure
Leverage ratio	9.30%	5.80%
Leverage ratio requirement	3.00%
Additional capital (pillar 2 guidance) of total leverage ratio exposure	0.15%
Parent Company
Disclosure of credit risk exposure
On-balance sheet exposures	kr 209,889	kr 297,605
Off-balance sheet exposures	5,309	37,162
Total exposure measure	kr 215,198	kr 334,767
Leverage ratio	9.30%	5.80%
Capital base requirement of 3 percent	kr 6,456
Pillar 2 guidance	323
Total capital requirement relating to leverage ratio	kr 6,779
Capital base requirement of 3 percent	3.00%
Pillar 2 guidance	0.20%
Total capital requirement relating to leverage ratio	3.20%